Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of reconciliation of the effective tax rate

	2023	2022	2021
Profit/(loss) before income tax	49,994	11,170	(116,317)
Tax calculated at the applicable tax rate	(6,251)	(1,396)	14,545
Effect of different tax rates in other countries	(226)	146	82
Tax effect of expenses not deductible for tax purposes and non-taxable income	(1,356)	(15,004)	(14,665)
Tax effect of deductions under special tax regimes	5,472	11,620	169
Tax effect of tax losses brought forward	620	2,011	395
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(620)	(372)	(637)
Overseas tax in excess of credit claim used during the period	(1,515)	(786)	(1,016)
Underprovision of prior year tax liability	(20)	—	—
Tax credits used	21	23	—
Special contribution for the defence fund	(4)	(2)	—
Income tax expense	(3,879)	(3,760)	(1,127)